Stock-Based Compensation (Policies)	12 Months Ended
Dec. 31, 2022
Stock-based Compensation
Stock-Based Compensation Plans

As of December 31, 2022, AEP had performance shares and restricted stock units outstanding under the American Electric Power System 2015 Long-Term Incentive Plan (2015 LTIP).  Upon vesting, all outstanding performance shares and restricted stock units settle in AEP common stock. All performance units awarded prior to 2017 and restricted stock units granted after January 1, 2013 and prior to January 1, 2017 that vested to executive officers were settled in cash. During 2019, all of the remaining performance units and restricted stock units that settle in cash were settled. The impact of AEP’s stock-based compensation plans are insignificant to the financial statements of the Registrant Subsidiaries.

AEP maintains a variety of tax qualified and non-qualified deferred compensation plans for employees and non-employee directors that include, among other options, an investment in or an investment return equivalent to that of AEP common stock.  This includes AEP career shares maintained under the American Electric Power System Stock Ownership Requirement Plan (SORP), which facilitates executives in meeting minimum stock ownership requirements assigned to them by the Human Resources Committee of the Board of Directors.  AEP career shares are derived from vested performance shares granted to employees under the 2015 LTIP and previous long-term incentive plans. AEP career shares accrue additional dividend shares in an amount equal to dividends paid on AEP common shares at the closing market price on the dividend payments date. All AEP career shares are settled in shares of AEP common stock after the executive’s service with AEP ends.

Performance shares awarded after January 1, 2017 are classified as temporary equity in the Mezzanine Equity section of the balance sheets until the awards vest. Upon vesting, the performance shares are classified as permanent equity. These awards may be settled in cash upon an employee’s qualifying termination due to a change in control. Because such event is not solely within the control of the company, these awards are classified outside of permanent equity until the awards vest.

AEP compensates their non-employee directors, in part, with stock units under the American Electric Power Company, Inc. Stock Unit Accumulation Plan for Non-Employee Directors.  These stock units were payable in cash to directors after their service ends. Effective in June 2022, these stock units became payable in AEP common stock rather than cash.

Management measures and recognizes compensation expense for all share-based payment awards to employees and directors based on estimated fair values. For share-based payment awards with service only vesting conditions, management recognizes compensation expense on a straight-line basis.  Stock-based compensation expense recognized on the statements of income for the years ended December 31, 2022, 2021 and 2020 is based on the number of outstanding awards at the end of each period without a reduction for estimated forfeitures. AEP accounts for forfeitures in the period in which they occur.

For the years ended December 31, 2022, 2021 and 2020, compensation costs are included in Net Income for the performance shares, career shares, restricted stock units and the non-employee director stock units. Compensation costs may also be capitalized. See Note 15 - Stock-based Compensation for additional information.

Stock Based Compensation [Member]
Stock-based Compensation	Awards under the American Electric Power System 2015 Long-Term Incentive Plan (2015 LTIP), which replaced prior long-term incentive plans effective April 2015, may be granted to employees and directors. The 2015 LTIP was subsequently amended in September 2016. The 2015 LTIP provides for a maximum of 10 million AEP common shares to be available for grant to eligible employees and directors. As of December 31, 2022, 5,249,391 shares remained available for issuance under the 2015 LTIP. No new awards may be granted under the Prior Plan. Awards granted under the 2015 LTIP awards may be made in the form of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units, cash-based awards and other stock-based awards. Shares issued pursuant to a stock option or a stock appreciation right reduce the shares remaining available for grants under the 2015 LTIP by 0.286 of a share. Each share issued for any other award that settles in AEP stock reduces the shares remaining available for grants under the 2015 LTIP by one share. Cash settled awards do not reduce the number of shares remaining available under the 2015 LTIP. The following sections provide further information regarding each type of stock-based compensation award granted under these plans.Unrecognized compensation cost related to unvested share-based arrangements will change as the fair value of performance shares is adjusted each period and as forfeitures for all award types are realized. AEP’s unrecognized compensation cost will be recognized over a weighted-average period of 1.41 years.Under the 2015 LTIP, AEP is permitted to use authorized but unissued shares, treasury shares, shares acquired in the open market specifically for distribution under these plans, or any combination thereof to fulfill share commitments. AEP’s current practice is to use authorized but unissued shares to fulfill share commitments. The number of shares used to fulfill share commitments is generally reduced to offset tax withholding obligations.
Performance Units [Member]
Stock-based Compensation
Performance units granted prior to 2017 were settled in cash rather than AEP common stock and did not reduce the number of shares remaining available under the 2015 LTIP. Those performance units had a fair value upon vesting equal to the average closing market price of AEP common stock for the last 20 trading days of the performance period. Performance shares granted in and after 2017 are settled in AEP common stock and reduce the aggregate share authorization. In all cases the number of performance shares held at the end of the three-year performance period is multiplied by the performance score for such period to determine the actual number of performance shares that participants realize. The performance score can range from 0% to 200% and is determined at the end of the performance period based on performance measures, which include both performance and market conditions, established for each grant at the beginning of the performance period by the Human Resources Committee of AEP’s Board of Directors (HR Committee).

Certain employees must satisfy a minimum stock ownership requirement. If those employees have not met their stock ownership requirement, a portion or all of their performance shares are mandatorily deferred as AEP career shares to the extent needed to meet their stock ownership requirement.  AEP career shares are a form of non-qualified deferred compensation that has a value equivalent to a share of AEP common stock.  AEP career shares are settled in AEP common stock after the participant’s termination of employment.

AEP career shares are recorded in Paid-in Capital on the balance sheets. Amounts equivalent to cash dividends on both performance shares and AEP career shares accrue as additional shares.  Management records compensation cost for performance shares over an approximately three-year vesting period. Performance shares are recorded as mezzanine equity on the balance sheets until the vesting date and compensation cost is calculated at fair value based on the performance metrics for each grant. Performance shares granted in 2022, 2021 and 2020 have three performance metrics: (a) three-year cumulative operating earnings per-share with a 50% weight, (b) total shareholder return with a 40% weight and (c) non-emitting generation capacity as a percentage of total owned and purchased capacity with a 10% weight. Performance shares granted in 2019 had two equally-weighted performance metrics: (a) three-year cumulative operating earnings per-share and (b) total shareholder return. The three-year cumulative operating earnings per-share and non-emitting generating capacity metrics are adjusted quarterly for changes in performance relative to the metric approved by the HR Committee. The total shareholder return metric is measured relative to a peer group of similar companies and is based on a third-party Monte Carlo valuation. The value related to this metric does not change over the three-year vesting period.
Performance scores and final awards are determined and approved by the HR Committee in accordance with the pre-established performance measures within approximately two months after the end of the performance period.Monte Carlo ValuationAEP engages a third-party for a Monte Carlo valuation to calculate the fair value of the total shareholder return metric for the performance shares awarded during and after 2017. The valuations use a lattice model and the expected volatility assumptions used were the historical volatilities for AEP and the members of their peer group.
Restricted Shares and Restricted Stock Units [Member]
Stock-based Compensation	The HR Committee grants restricted stock units (RSUs), which generally vest, subject to the participant’s continued AEP employment, over at least three years in approximately equal annual increments. The RSUs accrue dividends as additional RSUs. The additional RSUs granted as dividends vest on the same date, subject to the participant’s continued AEP employment, as the underlying RSUs. RSUs are converted into shares of AEP common stock upon vesting, except the RSUs granted prior to 2017 to AEP’s executive officers which settled in cash. Executive officers are those officers who are subject to the disclosure requirements set forth in Section 16 of the Securities Exchange Act of 1934. For RSUs that settle in shares, compensation cost is measured at fair value on the grant date and recorded over the vesting period. Fair value is determined by multiplying the number of RSUs granted by the grant date market closing price. For RSUs that settled in cash, compensation cost was recorded over the vesting period and adjusted for changes in fair value until vested. The fair value at vesting was determined by multiplying the number of RSUs vested by the 20-day average closing price of AEP common stock. The maximum contractual term of outstanding RSUs is approximately 40 months from the grant date.
Stock Unit Accumulation Plan for Non Employee Directors [Member]
Stock-based Compensation
AEP also has a Stock Unit Accumulation Plan (SUAP) for Non-Employee Directors providing each non-employee director with AEP stock units as a substantial portion of the compensation for their services as a director.  The number of stock units provided is based on the closing price of AEP common stock on the last trading day of the quarter for which the stock units were earned.  Amounts equivalent to cash dividends on the stock units accrue as additional AEP stock units.  The stock units granted to non-employee directors are fully vested on their grant date.  Stock units are paid to directors upon termination of their board service or up to 10 years later if the participant so elects.  Cash settlements for stock units were calculated based on the average closing price of AEP common stock for the last 20 trading days prior to the distribution date. Effective June 30, 2022, the SUAP was amended to pay stock units in AEP common stock rather than cash.

Management records compensation costs for stock units when the units are awarded and prior to June 2022 adjusted the liability for changes in value based on the current 20-day average closing price of AEP common stock on the valuation date.

After five years of service on the Board of Directors, non-employee directors receive subsequent AEP stock units as contributions to an AEP stock fund under the Stock Unit Accumulation Plan. Such amounts may be exchanged into other market-based investment options available to employees that participate in AEP’s Incentive Compensation Deferral Plan. These balances are paid in cash upon termination of board service or up to 10 years later if the participant so elects.